Stock Based Compensation Plans: (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
[custom:MaximumNumberOfOptionsAvailableUnderThePlan-0]	9,939,500
[custom:OptionsAvailableForGrant-0]	2,216,107
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	145,000	360,000
[custom:OptionExpense]	$ 100,699	$ 159,218
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.70	$ 0.41
Amount Payable In Event Of Change Of Control	$ 8,700,000
[custom:AmountPayableInEventOfMilestoneAchievement-0]	2,800,000
[custom:SeveranceLiability-0]	$ 700,000	$ 500,000